Share-based Compensation - Narrative (Details)		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 18, 2023 USD ($) employee $ / shares shares	Mar. 31, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)			$ 199,000,000	$ 103,000,000	$ 875,000,000	$ 162,000,000
Share-based compensation, tax benefit (expense)					0
Additional paid-in capital			2,087,000,000		2,087,000,000		$ 1,216,000,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)			18,000,000		18,000,000		152,000,000
Accrued compensation and benefits and share-based compensation increase (decrease)			211,000,000		211,000,000		589,000,000
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock (in dollars per share) | $ / shares	$ 51.00
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	$ 217,200,000		53,300,000	23,600,000	474,400,000	22,200,000
Share-based compensation, tax benefit (expense)			4,700,000	2,900,000	40,500,000	3,200,000
Number of grantees affected by modification | employee	5,251
2019 AEP | Forecast
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting		100.00%
2019 AEP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	$ 306,600,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(306,600,000)
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	4,100,000		0	(4,100,000)	6,200,000	(600,000)
Share-based compensation, tax benefit (expense)			0	(1,100,000)		(500,000)
Non-current portion of accrued compensation and share-based compensation increase (decrease)							$ 3,600,000
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares							$ 37.43
Share-based awards, liability paid					0	0
2019 EIP | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	5,700,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	(5,700,000)
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based awards, liability paid	$ 244,000,000
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)					7,300,000
Share-based compensation, tax benefit (expense)					1,300,000
Unrecognized share-based compensation			$ 73,000,000		$ 73,000,000
Unrecognized share-based compensation, recognition period					1 year 3 months 18 days
Shares authorized (in shares) | shares			20,500,000		20,500,000
Annual increase in shares authorized					2.00%
Restricted Stock Units (RSUs) | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital			$ 579,200,000		$ 579,200,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)			9,400,000		9,400,000		$ 114,200,000
Unrecognized share-based compensation			$ 33,600,000		$ 33,600,000
Unrecognized share-based compensation, recognition period					2 months 12 days
Share-based awards, liability paid						15,900,000
Outstanding (in shares) | shares			11,368,866		11,368,866		11,601,185
Restricted Stock Units (RSUs) | 2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected to vest (in shares) | shares							192,999
Outstanding (in shares) | shares			0		0		192,999
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of grantees affected by modification | employee	5,041
Expected to vest (in shares) | shares							284,036
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares							$ 40.47
Unrecognized share-based compensation, recognition period					1 year
Share-based awards, liability paid					$ 269,000,000
Accelerated share-based compensation	$ 17,700,000
Phantom Share Units (PSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)			$ 0	300,000	0	(500,000)
Share-based compensation, tax benefit (expense)			$ 0		0
Non-current portion of accrued compensation and share-based compensation increase (decrease)							$ 1,100,000
Share-based awards, liability paid					$ 900,000
Outstanding (in shares) | shares			0		0		0
Accrued compensation and benefits and share-based compensation increase (decrease)							$ 1,100,000
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation cost (credit)	$ 9,800,000		$ 136,700,000	83,300,000	$ 385,800,000	140,800,000
Share-based compensation, tax benefit (expense)			20,300,000	$ 10,500,000	54,300,000	$ 20,900,000
Additional paid-in capital							1,900,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)							$ 13,800,000
Number of grantees affected by modification | employee	14
Unrecognized share-based compensation			$ 823,900,000		$ 823,900,000
Outstanding (in shares) | shares			24,637,417		24,637,417		11,129,734
Accrued compensation and benefits and share-based compensation increase (decrease)							$ 253,100,000
Shares issued (in shares) | shares	1,875,202
Executive Awards | 2022 RSU Plan | Reclassification, Other Current Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	$ 9,100,000
Accrued compensation and benefits and share-based compensation increase (decrease)	(9,100,000)
Executive Awards | 2022 RSU Plan | Reclassification, Other Noncurrent Liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional paid-in capital	20,200,000
Non-current portion of accrued compensation and share-based compensation increase (decrease)	$ (20,200,000)
Restricted Stock Units, Launch Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Retricted Stock Units, Annual Awards | 2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Retricted Stock Units, Annual Awards | 2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Restricted Stock Units, Continuous Service | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Restricted Stock Units, Time-Based | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Restricted Stock Units, Liability-Classified | 2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected to vest (in shares) | shares			144,914		144,914		11,601,185
Weighted average grant date fair value per RSU, expected to vest (in dollars per share) | $ / shares			$ 69.43		$ 69.43		$ 23.33
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Performance Conditions | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period					1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period					1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%